Subsequent Event: (Tables)	6 Months Ended
Jun. 30, 2012
The Notes held by the

The Notes held by the Large Note holders that were not previously surrendered to the Company pursuant to the Put Option were redeemable pursuant to the Restructuring as follows:

	Face Value	Redeemed for
	of Notes	Cash	Shares #	Shares $	Modified Notes
Large Note Holders	$ 77,187,000	$ 15,439,500	11,351,029	$ 38,593,500	$ 23,154,000